Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Sarcos Corp and Subsidiaries
Warrants

6. Warrants

On January 31, 2020, the Company issued 250,000 Class A Common Stock warrants to one of the Series C Preferred Stock investors, at an exercise price of $11.3243 with an expiration date of January 31, 2030. The Company generally accounts for warrants to purchase common stock as a component of equity at its issued cost unless the warrants include a conditional obligation to issue a variable number of shares or there is a deemed possibility that the Company may need to settle the warrants in cash.

The Company estimated the fair value of these warrants using the Black-Scholes option valuation model based on the estimated fair value of the underlying common stock, with the following assumptions: remaining contractual term of ten years, risk-free interest rate of 3.05%, volatility of 85% and no dividend yield. These estimates, especially the market value of the underlying common stock and the related expected volatility, are highly judgmental and could differ materially in the future. The Company estimated the fair value of warrants exercisable for Class A Common Stock using the Black-Scholes option valuation model based on the estimated fair value of the underlying Series C Preferred Stock.

The Company recorded $1,220 as relative fair value of the warrants within the condensed consolidated statements of stockholders’ equity, as an offset to additional paid-in capital as the warrants were issued in conjunction with the issuance of Series C Preferred stock.

6. Warrants

On January 31, 2020, the Company issued 250,000 Class A Common Stock warrants to one of the Series C Preferred Stock investors, at an exercise price of $11.3243 with an expiration date of January 31, 2030. The Company generally accounts for warrants to purchase common stock as a component of equity at its issued cost unless the warrants include a conditional obligation to issue a variable number of shares or there is a deemed possibility that the Company may need to settle the warrants in cash.

The Company estimates the fair value of these warrants using the Black-Scholes option valuation model based on the estimated fair value of the underlying common stock, with the following assumptions: remaining contractual term of ten years, risk-free interest rate of 3.05%, volatility of 85% and no dividend yield. These estimates, especially the market value of the underlying common stock and the related expected volatility, are highly judgmental and could differ materially in the future. The Company estimated the fair value of warrants exercisable for Class A

Common Stock using the Black-Scholes option valuation model based on the estimated fair value of the underlying Series C Preferred Stock.

The Company recorded $1,220 as relative fair value of the warrants within the consolidated statements of stockholders’ equity, as an offset to additional paid-in capital as the warrants were issued in conjunction with the issuance of Series C Preferred stock.